FIDELITY(REGISTERED TRADEMARK)
CASH RESERVES

ANNUAL REPORT
NOVEMBER 30, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE    3   Ned Johnson on investing
                           strategies.

PERFORMANCE            4   How the fund has done over
                           time.

FUND TALK              6   The manager's review of fund
                           performance, strategy and
                           outlook.

INVESTMENT CHANGES     8   A summary of major shifts in
                           the fund's investments over
                           the past six months and one
                           year.

INVESTMENTS            9   A complete list of the fund's
                           investments.

FINANCIAL STATEMENTS   23  Statements of assets and
                           liabilities, operations, and
                           changes in net assets,  as
                           well as financial highlights.

NOTES                  27  Notes to the financial
                           statements.

REPORT OF INDEPENDENT  30  The auditors' opinion.
ACCOUNTANTS

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT
AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-6666
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.

PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

U.S. equity indexes once again dominated the financial headlines, led by the NASDAQ's 15 record highs in 21 November sessions. Meanwhile, the Standard & Poor's 500SM posted two record closings and the Dow Jones Industrial Average crept above the 11,000 mark for the first time since mid-September. However, another Federal Reserve Board interest rate hike and continued inflation concerns drove down the price of the benchmark 30-year Treasury.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED NOVEMBER 30, 1999    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY CASH RESERVES             4.94%        29.37%        64.52%

All Taxable Money Market           4.60%        28.01%        60.98%
Funds Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all taxable money market funds average, which reflects the performance of taxable money market funds with similar objectives tracked by IBC Financial Data, Inc. The past one year average represents a peer group of 947 money market funds.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED NOVEMBER 30, 1999    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY CASH RESERVES             4.94%        5.28%         5.10%

All Taxable Money Market           4.60%        5.06%         4.87%
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

YIELDS
                          11/30/99  8/31/99  6/1/99  3/2/99  12/1/98

Fidelity Cash Reserves    5.32%     4.93%    4.59%   4.74%   4.92%

All Taxable Money Market  5.03%     4.64%    4.32%   4.37%   4.57%
Funds Average

                          12/1/99   9/1/99   6/2/99  3/3/99  12/2/98

MMDA                      2.07%     2.06%    2.06%   2.16%   2.32%


Fidelity Cash
Reserves

All Taxable Money
Market Funds
Average

MMDA

6% -
5% -
4% -
3% -
2% -
1% -
0%

Row: 1, Col: 1, Value: 5.319999999999999
Row: 1, Col: 2, Value: 5.03
Row: 1, Col: 3, Value: 2.07
Row: 2, Col: 1, Value: 4.930000000000001
Row: 2, Col: 2, Value: 4.64
Row: 2, Col: 3, Value: 2.06
Row: 3, Col: 1, Value: 4.59
Row: 3, Col: 2, Value: 4.319999999999999
Row: 3, Col: 3, Value: 2.06
Row: 4, Col: 1, Value: 4.74
Row: 4, Col: 2, Value: 4.37
Row: 4, Col: 3, Value: 2.16
Row: 5, Col: 1, Value: 4.92
Row: 5, Col: 2, Value: 4.57
Row: 5, Col: 3, Value: 2.32

YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all taxable money market funds average and the bank money market deposit account (MMDA) average. Figures for the all taxable money market funds average are from IBC Financial Data, Inc. The MMDA average is supplied by BANK RATE MONITOR(trademark).

(checkmark)COMPARING
PERFORMANCE

There are some important
differences between a bank
money market deposit account
(MMDA) and a money market
fund. First, the U.S.
government neither insures
nor guarantees a money
market fund. In fact, there is
no assurance that a money
market fund will maintain a
$1 share price. Second, a
money market fund returns
to its shareholders income
earned by the fund's
investments after expenses.
This is in contrast to banks,
which set their MMDA rates
periodically based on current
interest rates, competitors'
rates, and internal criteria.

A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of John Todd)

An interview with John Todd, Portfolio Manager of Fidelity Cash
Reserves

Q. JOHN, WHAT WAS THE INVESTMENT ENVIRONMENT LIKE DURING THE 12-MONTH PERIOD ENDING NOVEMBER 30, 1999?

A. During the first six months of the period, financial markets recovered from a global crisis that rocked them in 1998. To help alleviate that crisis, the Federal Reserve Board reduced the rate that banks charge each other for overnight loans - known as the fed funds target rate - by 0.25 percentage points three times shortly before the period began, bringing the fed funds rate down to 4.75%. By the spring of 1999, economies in Asia, particularly Japan, seemed to be reviving. That rebirth helped spark increases in the price of oil and other commodities. With a more positive global outlook, investors turned their eyes back to the domestic scene, where they saw an economy that continued to grow at a relatively robust rate. Final demand - meaning retail sales - remained strong, but standard inflation measures such as the consumer price index (CPI) and the producer price index (PPI) remained fairly subdued. In May, however, a report was released showing an unexpected outsized gain in the CPI for April. This CPI scare later proved to be short-lived, but put the markets on alert and also captured the attention of the Fed. In addition, many stock market indexes reached new highs during this period.

Q. HOW DID THE FED RESPOND TO THESE CONDITIONS?

A. At its May meeting, the Fed shifted from a neutral interest-rate stance to a bias toward hiking rates to head off inflation. The Fed followed through with a 0.25 percentage-point increase in the fed funds rate at the end of June, although it went back to a neutral stance at that time. Nevertheless, market observers expected the Fed to take back all three of the rate cuts it implemented in late 1998. As it turned out, that's exactly what happened. The Fed raised the fed funds rate by 0.25 percentage points two more times, in August and November. It stood at 5.50% at the end of the period, the same level it had been before global turmoil hit in 1998.

Q. WHAT WAS YOUR STRATEGY WITH THE FUND?

A. At the beginning of its fiscal year, the fund's average maturity was relatively long after having locked in yields when the Fed cut rates. The maturity was allowed to shorten as we moved into the new calendar year because longer-term securities offered little yield advantage. But then in February and March, the market became convinced that higher interest rates were in the offing. Therefore, I lengthened the fund's average maturity by purchasing one-year securities that factored in the higher interest rates that I expected. At the same time, I allocated some assets to very short-maturity instruments to enable the fund to take advantage of buying opportunities. With the CPI scare in May, yields in the market rose in anticipation of Fed action. By the end of July, I increased the fund's average maturity to 71 days by investing again in attractive one-year maturities that factored in rising interest rates. Meanwhile, I preserved liquidity to take advantage of expected rising yields brought on by market pressures. I also increased the fund's holdings in variable-rate securities, whose yields are reset periodically. These investments ratcheted up in response to the latest Fed rate hikes and should continue to rise in response to the higher yields the market historically experiences at the end of the calendar year.

Q. HOW DID THE FUND PERFORM?

A. The fund's seven-day yield on November 30, 1999, was 5.32%, compared to 4.92% 12 months ago. For the 12 months that ended November 30, 1999, the fund had a total return of 4.94%, compared to 4.60% for the all taxable money market funds average, according to IBC Financial Data, Inc.

Q. WHAT IS YOUR OUTLOOK?

A. The fed funds rate is now back at the same level as it was in 1998 before the Fed felt compelled to lower rates to benefit the financial markets. At that time, the Fed appeared relatively comfortable with its monetary policy amid a healthy economic backdrop that didn't exhibit excesses that might lead to inflation. It looks as if the Fed has reached that comfort level again, as it adopted a neutral stance toward interest rates following its latest rate hike in November. While it appears the Fed has indeed adopted a wait-and-see attitude, market observers remain concerned about several factors and their effect on both inflation and future Fed policy: the combination of sustained robust U.S. economic growth, low unemployment and questions about the sustainability of the productivity growth that has helped keep inflation at bay. As a result, we expect that short-term interest rates likely will rise in the first half of 2000, once the uncertainty surrounding the turn of the century is behind us.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: seeks as high a level of
current income as is
consistent with the
preservation of capital and
liquidity

FUND NUMBER: 055

TRADING SYMBOL: FDRXX

START DATE: May 10,1979

SIZE: as of November 30,
1999, more than $37.9
billion

MANAGER: John Todd, since
1997; manager, several
other Fidelity and Spartan
taxable money market funds;
joined Fidelity in 1981

INVESTMENT CHANGES



MATURITY DIVERSIFICATION

DAYS                       % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS 5/31/99  % OF FUND'S INVESTMENTS
                           11/30/99                                                  11/30/98

  0 - 30                    35.8                     43.7                             33.2

 31 - 90                    40.5                     35.5                             33.4

 91 - 180                   19.7                     12.2                             29.4

181 - 397                   4.0                      8.6                              4.0

WEIGHTED AVERAGE MATURITY

                           11/30/99                 5/31/99                          11/30/98

Fidelity Cash Reserves     62 DAYS                  67 Days                          70 Days

All Taxable Money Market   54 DAYS                  59 Days                          59 Days
Funds Average **



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF NOVEMBER 30, 1999                                      AS OF MAY 31, 1999

Commercial Paper                 51.2%                       Commercial Paper              40.9%

Bank CDs, BAs,  TDs, and                                     Bank CDs, BAs,  TDs, and
Notes                            50.4%                       Notes                         57.4%

Government  Securities            0.0%                       Government  Securities         0.8%

Other Investments and Net                                    Other Investments and Net
Other Assets                    (1.6)%*                      Other Assets                   0.9%

Row: 1, Col: 1, Value: 51.2                                  Row: 1, Col: 1, Value: 40.9
Row: 1, Col: 2, Value: 0.0                                   Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 50.4                                  Row: 1, Col: 3, Value: 57.4
Row: 1, Col: 4, Value: 0.0                                   Row: 1, Col: 4, Value: nil
Row: 1, Col: 5, Value: 0.0                                   Row: 1, Col: 5, Value: 0.8
Row: 1, Col: 6, Value: 0.0                                   Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                                   Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 0.0                                   Row: 1, Col: 8, Value: 0.9

*  OTHER INVESTMENTS AND NET
OTHER ASSETS ARE NOT
INCLUDED IN THE PIE CHART.

** SOURCE: IBC'S MONEY FUND
REPORT(registered trademark)



PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

INVESTMENTS NOVEMBER 30, 1999

Showing Percentage of Net Assets



CERTIFICATES OF DEPOSIT - 33.6%

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)
                                 PURCHASE

DOMESTIC CERTIFICATES OF
DEPOSIT - 1.9%

First Union National Bank,
North Carolina

 2/20/00                          6.17% (c)                   $ 232,000                             $ 232,000

Fleet National Bank

 12/3/99                          6.16 (c)                     122,000                               121,938

Morgan Guaranty Trust Co., NY

 2/22/00                          6.10                         240,000                               240,000

US Bank NA, Minnesota

 3/20/00                          5.95                         147,000                               147,000

                                                                                                     740,938

LONDON BRANCH, EURODOLLAR,
FOREIGN BANKS - 7.7%

Abbey National Treasury
Services PLC

 12/15/99                         5.30                         100,000                               100,000

 12/17/99                         5.30                         125,000                               125,000

 2/17/00                          5.93                         170,000                               170,000

 2/24/00                          5.93                         325,000                               325,000

Bank of Nova Scotia

 2/16/00                          5.95                         100,000                               100,000

Bank of Scotland Treasury
Services PLC

 2/16/00                          5.14                         110,000                               109,991

 4/3/00                           6.00                         350,000                               350,006

Barclays Bank PLC

 12/14/99                         5.30                         50,000                                49,999

 7/28/00                          5.80                         175,000                               175,000

Bayerische Hypo-und
Vereinsbank AG

 3/8/00                           6.00                         200,000                               200,000

Halifax PLC

 12/13/99                         5.00                         175,000                               175,000

 1/18/00                          6.00                         300,000                               300,000

 2/1/00                           6.13                         350,000                               350,000

 3/1/00                           5.95                         105,000                               105,000

Nationwide Building Society

 2/22/00                          5.97                         80,000                                80,001

 3/24/00                          5.93                         75,000                                75,001

Norddeutsche Landesbank
Girozentrale

 1/18/00                          6.00                         45,000                                45,000

Northern Rock PLC

 3/1/00                           6.00                         75,000                                75,000

                                                                                                     2,909,998

CERTIFICATES OF DEPOSIT -
CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)
                                 PURCHASE

NEW YORK BRANCH, YANKEE
DOLLAR, FOREIGN BANKS - 24.0%

Bank of Montreal

 3/3/00                           5.35%                       $ 130,000                             $ 129,976

Banque Nationale de Paris

 12/3/99                          5.21                         25,000                                25,000

 3/1/00                           6.00                         170,000                               170,000

 8/2/00                           5.85                         150,000                               149,957

Barclays Bank PLC

 12/1/99                          5.63 (c)                     340,000                               339,927

 12/1/99                          5.64 (c)                     175,000                               174,955

 12/15/99                         5.53                         485,000                               485,000

 3/1/00                           5.30                         95,000                                94,986

 6/14/00                          5.66                         180,000                               179,954

Bayerische Hypo-und
Vereinsbank AG

 2/10/00                          5.12                         170,000                               169,987

Canadian Imperial Bank of
Commerce

 12/1/99                          5.63 (c)                     345,000                               344,912

 2/23/00                          5.17                         110,000                               109,988

 2/29/00                          5.24                         91,000                                90,991

 5/18/00                          5.30                         200,000                               199,938

Credit Agricole Indosuez

 12/1/99                          5.40 (c)                     125,000                               124,875

 3/1/00                           5.22                         150,000                               149,989

Credit Communale de Belgique

 3/7/00                           6.00                         195,000                               195,000

Deutsche Bank AG

 1/13/00                          6.00                         175,000                               175,000

 1/28/00                          6.00                         75,000                                74,996

 2/10/00                          5.11                         100,000                               99,993

 2/16/00                          5.12                         125,000                               124,987

 3/2/00                           6.00                         245,000                               245,000

Dresdner Bank AG

 12/20/99                         5.53                         500,000                               499,994

 12/23/99                         5.56 (c)                     170,000                               169,957

Lloyds Bank PLC

 7/17/00                          5.70                         75,000                                74,977

Merita Bank PLC

 1/10/00                          6.06                         50,000                                50,000

National Westminster Bank PLC

 3/15/00                          5.15                         150,000                               149,983

CERTIFICATES OF DEPOSIT -
CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)
                                 PURCHASE

NEW YORK BRANCH, YANKEE
DOLLAR, FOREIGN BANKS -
CONTINUED

National Westminster Bank PLC
- continued

 7/12/00                          5.75%                       $ 300,000                             $ 299,912

Norddeutsche Landesbank
Girozentrale

 2/10/00                          5.10                         60,000                                59,996

 3/1/00                           5.30                         105,000                               104,987

 5/18/00                          5.33                         75,000                                74,977

 7/12/00                          5.76                         95,000                                94,972

RaboBank Nederland Coop.
Central

 7/12/00                          5.75                         35,000                                34,990

Royal Bank of Canada

 12/1/99                          5.64 (c)                     150,000                               149,967

 12/20/99                         5.95 (c)                     120,000                               119,959

 2/18/00                          5.15                         125,000                               124,991

 2/28/00                          5.26                         70,000                                69,993

Royal Bank of Scotland PLC

 1/31/00                          6.04                         345,000                               345,000

Societe Generale, France

 12/6/99                          5.21                         305,000                               305,000

 12/9/99                          5.38 (c)                     280,000                               279,785

 12/20/99                         5.55 (c)                     138,000                               137,959

 12/29/99                         5.60 (c)                     121,000                               120,874

 3/2/00                           6.03                         105,000                               105,000

Svenska Handelsbanken AB

 1/18/00                          6.07                         210,000                               210,000

 6/12/00                          5.60                         175,000                               174,976

Toronto Dominion Bank

 12/8/99                          5.22                         75,000                                75,000

 2/18/00                          5.15                         165,000                               164,988

UBS AG

 2/28/00                          5.20                         165,000                               164,986

 5/18/00                          5.35                         235,000                               234,937

 7/5/00                           5.80                         200,000                               199,954

Westdeutsche Landesbank
Girozentrale

 12/20/99                         5.53                         300,000                               300,000

 2/28/00                          5.95                         345,000                               345,000

                                                                                                     9,098,525

TOTAL CERTIFICATES OF DEPOSIT                                                                        12,749,461

COMMERCIAL PAPER - 51.2%

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)
                                 PURCHASE

ABN-AMRO North America, Inc.

 12/6/99                          5.20%                       $ 87,000                              $ 86,939

 3/1/00                           5.99                         170,000                               167,465

American Express Credit Corp.

 3/1/00                           6.00                         150,000                               147,782

American Home Products Corp.

 2/14/00                          5.92                         50,000                                49,401

 2/15/00                          5.92                         25,000                                24,697

Aspen Funding Corp.

 12/15/99                         5.48 (c)                     100,000                               100,000

 1/27/00                          6.12                         35,000                                34,668

 1/31/00                          6.17                         135,000                               133,616

Asset Securitization Coop.
Corp.

 12/3/99                          5.52 (c)                     207,000                               207,000

 12/9/99                          5.45 (c)                     138,000                               137,995

 12/10/99                         5.45 (c)                     230,000                               230,000

 12/20/99                         5.54 (c)                     205,000                               205,000

 1/27/00                          6.07                         100,000                               99,058

 2/24/00                          6.00                         254,000                               250,486

Associates Corp. of North
America

 3/8/00                           5.90                         75,000                                73,832

Associates First Capital BV

 2/8/00                           5.95                         50,000                                49,446

 2/9/00                           5.95                         50,000                                49,438

 2/11/00                          5.95                         50,000                                49,422

 3/7/00                           5.98                         50,000                                49,209

 3/8/00                           5.98                         10,000                                9,840

Associates First Capital Corp.

 12/13/99                         5.39                         75,000                                74,869

 2/17/00                          5.92                         80,000                                78,989

Bank of America Corp.

 2/14/00                          6.09                         85,000                                83,941

BankAmerica Corp.

 2/24/00                          5.90                         200,000                               197,299

Bradford & Bingley Building
Society

 2/17/00                          5.95                         100,000                               98,730

CBA Finance, Inc.

 1/18/00                          6.01                         130,000                               128,969

 2/17/00                          5.94                         35,000                                34,556

 3/22/00                          5.94                         75,000                                73,642

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)
                                 PURCHASE

CBA Finance, Inc. - continued

 5/26/00                          6.00%                       $ 50,000                              $ 48,567

Centric Capital Corp.

 12/8/99                          5.37                         62,790                                62,725

 12/20/99                         5.55                         25,000                                24,927

 12/22/99                         5.56                         31,000                                30,900

 1/25/00                          6.22                         26,200                                25,955

 2/4/00                           6.16                         20,000                                19,781

Chase Manhattan Corp.

 4/26/00                          6.03                         325,000                               317,237

CIT Group, Inc.

 2/14/00                          5.96                         120,000                               118,533

Citibank Credit Card Master
Trust I (Dakota Certificate
Program)

 12/1/99                          5.65                         75,000                                75,000

 12/7/99                          5.36                         100,000                               99,911

 1/13/00                          6.08                         100,000                               99,281

 2/4/00                           5.99                         50,000                                49,466

 2/8/00                           5.98                         100,000                               98,869

 2/9/00                           5.98                         40,000                                39,541

 2/10/00                          5.98                         50,000                                49,418

Citicorp

 12/14/99                         5.52                         48,500                                48,404

 12/20/99                         5.55                         50,000                                49,854

 12/21/99                         5.55                         75,000                                74,770

Citigroup, Inc.

 12/16/99                         5.54                         25,000                                24,943

ConAgra, Inc.

 12/14/99                         5.64                         30,000                                29,939

Corporate Receivables Corp.

 12/2/99                          5.53                         50,000                                49,992

 12/10/99                         5.56                         17,600                                17,576

 12/15/99                         5.56                         75,000                                74,838

 1/25/00                          6.11                         115,000                               113,946

 1/26/00                          6.11                         15,000                                14,860

 2/3/00                           6.15                         75,000                                74,193

 2/4/00                           6.15                         78,000                                77,149

 2/9/00                           6.15                         110,000                               108,710

 2/11/00                          6.15                         50,000                                49,397

Cregem North America, Inc.

 2/17/00                          5.94                         92,500                                91,328

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)
                                 PURCHASE

CXC, Inc.

 12/8/99                          5.36%                       $ 100,000                             $ 99,896

 12/20/99                         5.67 (c)                     211,000                               210,990

 2/3/00                           6.00                         30,000                                29,684

 2/9/00                           6.12                         40,000                                39,533

Daimler-Chrysler North
America Holding Corp.

 12/14/99                         5.31                         29,000                                28,946

 2/7/00                           5.61                         50,000                                49,487

 2/9/00                           5.70                         100,000                               98,925

 2/9/00                           5.90                         25,000                                24,721

 2/16/00                          5.86                         40,000                                39,514

 2/23/00                          6.10                         65,000                                64,095

 2/23/00                          6.13                         40,000                                39,440

 3/6/00                           6.05                         89,000                                87,600

 3/7/00                           5.95                         70,000                                68,910

 3/8/00                           6.02                         85,000                                83,630

Delaware Funding Corp.

 12/7/99                          5.54                         80,236                                80,162

 1/24/00                          6.02                         86,323                                85,559

 2/15/00                          6.14                         55,000                                54,301

 2/17/00                          6.12                         20,000                                19,740

Den Danske Corp., Inc.

 1/18/00                          6.10                         65,000                                64,480

 2/28/00                          5.95                         65,000                                64,058

Deutsche Bank Financial, Inc.

 12/8/99                          5.21                         300,000                               299,704

Edison Asset Securitization LLC

 2/8/00                           5.92                         50,000                                49,449

 2/14/00                          6.16                         50,000                                49,371

 3/1/00                           5.93                         85,109                                83,870

 3/6/00                           5.96                         16,000                                15,753

 3/6/00                           6.01                         106,000                               104,349

 3/10/00                          5.96                         76,000                                74,776

 3/13/00                          5.96                         122,647                               120,615

 3/31/00                          5.96                         70,000                                68,628

Enterprise Funding Corp.

 12/1/99                          5.75                         35,007                                35,007

 1/28/00                          6.21                         31,000                                30,695

 2/9/00                           6.16                         6,000                                 5,929

 2/24/00                          6.01                         6,500                                 6,409

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)
                                 PURCHASE

Enterprise Funding Corp. -
continued

 2/24/00                          6.04%                       $ 10,811                              $ 10,659

 3/13/00                          5.98                         27,452                                26,996

Falcon Asset Securitization
Corp.

 12/6/99                          5.48                         10,112                                10,104

 12/6/99                          5.53                         105,425                               105,344

 12/8/99                          5.36                         87,000                                86,910

 12/8/99                          5.55                         33,575                                33,539

 12/9/99                          5.57                         40,000                                39,951

 12/13/99                         5.55                         200,000                               199,631

 12/14/99                         5.55                         25,450                                25,399

 12/14/99                         5.57                         73,910                                73,762

 12/16/99                         5.55                         50,000                                49,885

 12/20/99                         5.56                         47,320                                47,182

 12/22/99                         5.56                         50,230                                50,068

 1/31/00                          6.03                         96,000                                95,040

 2/3/00                           6.01                         83,000                                82,132

 2/4/00                           6.02                         62,000                                61,342

 2/7/00                           6.02                         82,000                                81,089

 2/17/00                          5.98                         100,000                               98,724

 2/17/00                          5.99                         51,625                                50,965

 2/18/00                          6.00                         7,000                                 6,910

 2/22/00                          5.99                         30,000                                29,592

Finova Capital Corp.

 12/9/99                          5.60 (c)                     92,000                                92,000

Fleet Funding Corp.

 2/3/00                           6.16                         29,087                                28,774

 2/16/00                          6.18                         78,000                                76,991

Ford Motor Credit Co.

 12/2/99                          5.55                         460,000                               459,929

Fortis Funding LLC

 3/7/00                           5.90                         91,000                                89,595

 3/10/00                          5.90                         150,000                               147,613

GE Capital International
Funding, Inc.

 2/22/00                          6.09                         150,000                               147,939

 3/10/00                          6.11                         100,000                               98,342

 3/13/00                          5.91                         240,000                               236,065

 3/15/00                          6.06                         20,000                                19,656

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)
                                 PURCHASE

General Electric Capital Corp.

 2/16/00                          5.60%                       $ 100,000                             $ 98,841

 2/17/00                          5.60                         100,000                               98,826

 2/24/00                          5.60                         150,000                               148,084

 3/1/00                           6.04                         250,000                               246,278

 3/3/00                           6.04                         150,000                               147,718

 3/6/00                           5.90                         200,000                               196,933

 3/7/00                           5.91                         35,000                                34,458

 3/10/00                          5.91                         160,000                               157,444

 3/10/00                          6.10                         50,000                                49,172

General Electric Capital
Services, Inc.

 2/14/00                          5.60                         150,000                               148,306

General Electric Credit
Capital Services, Inc.

 2/2/00                           5.75                         30,000                                29,707

General Motors Acceptance Corp.

 12/1/99                          5.73                         50,000                                50,000

 2/14/00                          5.96                         240,000                               237,065

 2/16/00                          5.60                         285,000                               281,696

 2/22/00                          5.90                         250,000                               246,703

 2/23/00                          5.60                         200,000                               197,471

 2/23/00                          5.90                         200,000                               197,331

 3/6/00                           5.90                         165,000                               162,483

 3/7/00                           5.90                         150,000                               147,688

 3/7/00                           5.91                         120,000                               118,151

General Motors Corp.

 2/14/00                          5.98                         80,000                                79,018

Goldman Sachs Group, Inc.

 2/7/00                           6.10                         125,000                               123,583

 2/9/00                           5.80                         230,000                               227,484

GTE Corp.

 12/3/99                          5.59                         21,500                                21,493

 12/6/99                          5.58                         190,000                               189,853

 12/10/99                         5.60                         30,000                                29,958

Heller Financial, Inc.

 12/6/99                          5.61                         50,000                                49,961

 12/13/99                         5.57                         20,000                                19,963

 12/14/99                         5.57                         25,000                                24,950

 12/15/99                         5.63                         25,000                                24,945

 12/16/99                         5.64                         28,000                                27,935

 3/6/00                           6.14                         40,000                                39,356

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)
                                 PURCHASE

Household Finance Corp.

 12/13/99                         5.31%                       $ 40,000                              $ 39,931

 2/14/00                          5.85                         75,000                                74,113

J. P. Morgan & Co., Inc.

 12/6/99                          5.20                         150,000                               149,894

 2/2/00                           5.75                         60,000                                59,413

 2/9/00                           5.62                         75,000                                74,205

Kitty Hawk Funding Corp.

 12/1/99                          5.50                         26,044                                26,044

 12/8/99                          5.55                         24,500                                24,474

 1/26/00                          6.22                         50,000                                49,524

 2/10/00                          5.98                         21,694                                21,442

 2/14/00                          5.61                         25,806                                25,514

 2/15/00                          5.93                         51,259                                50,636

 2/18/00                          5.99                         45,283                                44,697

Lehman Brothers Holdings, Inc.

 1/25/00                          6.36                         125,000                               123,810

 2/2/00                           6.30                         111,000                               109,802

Marsh USA, Inc.

 2/15/00                          5.71                         100,000                               98,833

 3/22/00                          5.92                         130,000                               127,674

MCI WorldCom, Inc.

 12/15/99                         6.37 (c)                     145,000                               145,000

Morgan Stanley Dean Witter &
Co.

 2/2/00                           5.62                         260,000                               257,520

Nationwide Building Society

 3/6/00                           6.03                         200,000                               196,848

 5/4/00                           5.96                         78,500                                76,540

New Center Asset Trust

 1/31/00                          6.12                         65,000                                64,339

 2/10/00                          6.00                         80,000                                79,068

Newport Funding Corp.

 12/15/99                         5.48 (c)                     115,000                               115,000

 1/26/00                          6.16                         220,000                               217,930

Park Avenue Receivables Corp.

 12/7/99                          5.57                         22,651                                22,630

 12/10/99                         5.56                         100,343                               100,204

 12/15/99                         5.54                         20,000                                19,957

 1/26/00                          6.22                         125,815                               124,617

 2/15/00                          6.13                         97,663                                96,424

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)
                                 PURCHASE

PHH Corp.

 12/1/99                          5.78%                       $ 25,000                              $ 25,000

Preferred Receivables Funding
Corp.

 12/10/99                         5.53                         10,210                                10,196

 12/16/99                         5.57                         100,000                               99,769

 1/26/00                          6.14                         10,690                                10,590

 1/27/00                          6.14                         100,000                               99,045

 1/31/00                          6.01                         48,450                                47,967

 2/3/00                           6.00                         82,000                                81,144

 2/4/00                           6.00                         5,550                                 5,491

 2/8/00                           6.00                         98,000                                96,899

 2/14/00                          5.99                         55,000                                54,324

 2/17/00                          5.99                         50,000                                49,361

 3/20/00                          5.97                         16,750                                16,451

 3/21/00                          6.01                         14,000                                13,748

Rohm & Haas Co.

 3/8/00                           6.35                         59,000                                58,012

Salomon Smith Barney
Holdings, Inc.

 2/8/00                           5.63                         100,000                               98,954

 2/9/00                           5.90                         135,000                               133,496

 2/14/00                          5.85                         50,000                                49,408

Santander Finance, Inc.

 3/14/00                          5.96                         250,000                               245,782

Svenska Handelsbanken, Inc.

 3/2/00                           6.01                         100,000                               98,504

The Bear Stearns Companies,
Inc.

 2/16/00                          5.75                         150,000                               148,213

 2/23/00                          5.72                         25,000                                24,677

Three Rivers Funding Corp.

 12/16/99                         5.54                         25,000                                24,943

Triple-A One Funding Corp.

 12/8/99                          5.56                         53,642                                53,584

 12/14/99                         5.56                         15,000                                14,970

UBS Finance, Inc.

 12/7/99                          5.27                         255,000                               254,782

 12/13/99                         5.00                         330,000                               329,467

Windmill Funding Corp.

 12/7/99                          5.36                         250,000                               249,778

 12/8/99                          5.57                         50,000                                49,946

 12/13/99                         5.57                         50,000                                49,908

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)
                                 PURCHASE

Windmill Funding Corp. -
continued

 12/15/99                         5.52%                       $ 75,000                              $ 74,840

 12/20/99                         5.55                         25,000                                24,927

 1/25/00                          6.02                         100,000                               99,099

 1/27/00                          6.22                         25,000                                24,758

 1/28/00                          6.07                         50,000                                49,521

 2/9/00                           6.00                         12,000                                11,863

 2/17/00                          6.09                         50,000                                49,354

 2/22/00                          5.98                         24,000                                23,677

 2/28/00                          6.13                         40,000                                39,407

 3/1/00                           6.13                         20,000                                19,697

Woolwich PLC

 2/7/00                           5.95                         45,000                                44,501

 2/7/00                           6.04                         100,000                               98,876

TOTAL COMMERCIAL PAPER                                                                               19,450,519

FEDERAL AGENCIES - 0.0%



FREDDIE MAC - 0.0%

Discount Notes - 0.0%

 12/6/99                          5.30                         270                                   270

BANK NOTES - 6.5%



Bank of America NA

 2/22/00                          6.03                         260,000                               260,000

 2/28/00                          5.93                         100,000                               100,000

 3/7/00                           5.92                         320,000                               320,000

Bank One NA, Chicago

 12/21/99                         6.06 (c)                     210,000                               209,832

 1/19/00                          6.17 (c)                     200,000                               199,876

Comerica Bank, Detroit

 12/10/99                         5.44 (c)                     180,000                               179,924

First Union National Bank,
North Carolina

 12/1/99                          5.70 (c)                     116,000                               116,000

 1/4/00                           6.17 (c)                     190,000                               190,000

 1/26/00                          6.22 (c)                     143,000                               143,000

Fleet National Bank

 12/1/99                          5.71 (c)                     150,000                               149,956

 12/1/99                          5.78 (c)                     75,000                                74,936

BANK NOTES - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)
                                 PURCHASE

Key Bank NA

 12/16/99                         5.56% (c)                   $ 210,000                             $ 210,000

Mellon Bank NA, Pittsburgh

 12/1/99                          5.63 (c)                     85,000                                84,979

NationsBank NA

 12/1/99                          5.65 (c)                     100,000                               99,983

 12/1/99                          5.66 (c)                     120,000                               119,982

TOTAL BANK NOTES                                                                                     2,458,468

MASTER NOTES - 0.4%



J. P. Morgan Securities, Inc.

 12/7/99                          5.38 (c)                     135,000                               135,000

MEDIUM-TERM NOTES - 5.8%



Abbey National Treasury
Services PLC

 8/3/00                           5.85                         150,000                               149,952

American Telephone & Telegraph

 12/6/99                          5.46 (c)                     460,000                               460,000

Centex Home Mortgage LLC

 1/20/00                          6.61 (a)(b)(c)               190,000                               190,000

CIESCO LP

 12/15/99                         5.41 (c)                     170,000                               169,979

CIT Group, Inc.

 12/1/99                          5.70 (c)                     160,000                               159,953

Ford Motor Credit Co.

 12/1/99                          5.70 (c)                     228,000                               228,000

 2/23/00                          6.08 (c)                     310,000                               309,845

General Electric Capital Corp.

 1/12/00                          6.13 (c)                     86,000                                86,000

 2/14/00                          6.01 (c)                     100,000                               100,000

Goldman Sachs Group L.P.

 1/7/00                           6.33 (c)(d)                  138,000                               138,000

 1/27/00                          6.30 (c)(d)                  103,000                               103,000

 2/10/00                          6.12 (a)(c)                  95,000                                95,000

TOTAL MEDIUM-TERM NOTES                                                                              2,189,729

SHORT-TERM NOTES - 3.1%

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)
                                 PURCHASE

Jackson National Life
Insurance Co.

 1/1/00                           6.23% (c)(d)                $ 130,000                             $ 130,000

Monumental Life Insurance Co.

 12/1/99                          5.55 (c)(d)                  78,000                                78,000

 12/1/99                          5.58 (c)(d)                  115,000                               115,000

New York Life Insurance Co.

 12/1/99                          5.62 (c)(d)                  75,000                                75,000

 12/22/99                         6.20 (c)(d)                  81,000                                81,000

Pacific Life Insurance Co.

 12/9/99                          5.60 (c)(d)                  90,000                                90,000

RACERS Series 99 -16MM,

 12/2/99                          5.43 (a)(c)                  121,000                               121,000

 12/2/99                          5.43 (a)(c)                  50,000                                50,000

SMM Trust Series 1999 E,

 1/5/00                           6.11 (a)(c)                  67,000                                67,000

SMM Trust Series 1999-I,

 12/27/99                         6.10 (a)(c)                  78,000                                78,000

Strategic Money Market Trust
Series 1999 A6,

 1/13/00                          6.30 (a)(c)                  305,000                               305,000

TOTAL SHORT-TERM NOTES                                                                               1,190,000

TIME DEPOSITS - 1.0%



Bayerische Hypo-und
Vereinsbank AG

 12/1/99                          5.75                         100,000                               100,000

RaboBank Nederland Coop.
Central

 12/1/99                          5.69                         150,000                               150,000

Toronto Dominion Bank

 12/1/99                          5.75                         150,000                               150,000

TOTAL TIME DEPOSITS                                                                                  400,000



REPURCHASE AGREEMENTS - 0.0%

                              MATURITY AMOUNT (000S)      VALUE (NOTE 1) (000S)

In a joint trading account    $ 3,060                     $ 3,060
(U.S. Treasury Obligations)
dated 11/30/99 due 12/1/99
At 5.67%


TOTAL INVESTMENT PORTFOLIO -                                38,576,507
101.6%

NET OTHER ASSETS - (1.6)%                                     (595,750)

NET ASSETS - 100%                                         $ 37,980,757

Total Cost for Income Tax Purposes                        $ 38,576,507


LEGEND

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $906,000,000 or 2.4% of net assets.

(b) Security purchased on a delayed delivery or when-issued basis.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

Additional information on each holding is as follows:

SECURITY                       ACQUISITION DATE   COST (000S)

Goldman Sachs Group L.P.:      1/22/99            $ 103,000
6.30%, 1/27/00

 6.33%, 1/7/00                 12/7/98            $ 138,000

Jackson National Life          7/6/99             $ 130,000
Insurance Co.   6.23%, 1/1/00

Monumental Life Insurance      7/31/98 - 9/17/98  $ 78,000
Co.:   5.55%, 12/1/99

 5.58%, 12/1/99                7/1/98 - 3/12/99   $ 115,000

New York Life Insurance Co.:   8/13/99            $ 75,000
 5.62%, 12/1/99

 6.20%, 12/22/99               12/21/98           $ 81,000

Pacific Life Insurance Co      8/31/99            $ 90,000
5.60%, 12/9/99

INCOME TAX INFORMATION

At November 30, 1999, the fund had a capital loss carryforward of approximately $1,899,000 of which $105,000, $1,634,000 and $160,000 will expire on November 30, 2001, 2002 and 2004, respectively.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)                   NOVEMBER 30, 1999

ASSETS

Investment in securities, at             $ 38,576,507
value (including repurchase
agreements of $3,060) - See
accompanying schedule

Receivable for fund shares                480,725
sold

Interest receivable                       219,156

Other receivables                         20

Prepaid expenses                          110

 TOTAL ASSETS                             39,276,518

LIABILITIES

Payable to custodian bank      $ 282

Payable for investments
purchased

 Regular delivery               693,509

 Delayed delivery               190,000

Payable for fund shares         391,722
redeemed

Distributions payable           3,619

Accrued management fee          6,233

Other payables and accrued      10,396
expenses

 TOTAL LIABILITIES                        1,295,761

NET ASSETS                               $ 37,980,757

Net Assets consist of:

Paid in capital                          $ 37,982,656

Accumulated net realized gain             (1,899)
(loss) on investments

NET ASSETS, for 37,981,427               $ 37,980,757
shares outstanding

NET ASSET VALUE, offering                 $1.00
price and redemption price
per share ($37,980,757
(divided by) 37,981,427
shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS         YEAR
                             ENDED NOVEMBER 30, 1999

INTEREST INCOME                          $ 1,839,435

EXPENSES

Management fee                 $ 61,534

Transfer agent fees             84,785

Accounting fees and expenses    1,043

Non-interested trustees'        114
compensation

Custodian fees and expenses     553

Registration fees               3,084

Audit                           163

Legal                           110

Interest                        6

Miscellaneous                   1,309

 Total expenses before          152,701
reductions

 Expense reductions             (486)     152,215

NET INTEREST INCOME                       1,687,220

NET REALIZED GAIN (LOSS) ON               221
INVESTMENTS

NET INCREASE IN NET ASSETS               $ 1,687,441
RESULTING FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             YEAR ENDED NOVEMBER 30, 1999  YEAR ENDED NOVEMBER 30, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 1,687,220                   $ 1,371,565

 Net realized gain (loss)         221                           142

 NET INCREASE (DECREASE) IN       1,687,441                     1,371,707
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (1,687,220)                   (1,371,565)
from net interest income

Share transactions at net         89,997,182                    64,184,824
asset value of $1.00 per
share Proceeds from sales of
shares

 Reinvestment of                  1,646,256                     1,338,245
distributions from net
interest income

 Cost of shares redeemed          (84,362,953)                  (58,320,882)

 NET INCREASE (DECREASE) IN       7,280,485                     7,202,187
NET ASSETS AND SHARES
RESULTING FROM SHARE
TRANSACTIONS

  TOTAL INCREASE (DECREASE)       7,280,706                     7,202,329
IN NET ASSETS

NET ASSETS

 Beginning of period              30,700,051                    23,497,722

 End of period                   $ 37,980,757                  $ 30,700,051


FINANCIAL HIGHLIGHTS

YEARS ENDED NOVEMBER 30,         1999      1998      1997      1996      1995

SELECTED PER-SHARE DATA

Net asset value, beginning       $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
of period

Income from Investment            .048      .052      .052      .051      .055
Operations Net interest
income

Less Distributions

From net interest income          (.048)    (.052)    (.052)    (.051)    (.055)

Net asset value, end of period   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000

TOTAL RETURN A                    4.94%     5.34%     5.30%     5.18%     5.67%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 37,981  $ 30,700  $ 23,498  $ 21,241  $ 18,432
(in millions)

Ratio of expenses to average      .44%      .47%      .49%      .51%      .55%
net assets

Ratio of expenses to average      .44%      .47%      .48% B    .51%      .55%
net assets after expense
reductions

Ratio of net interest income      4.85%     5.20%     5.22%     5.06%     5.50%
to average net assets


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1999


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Cash Reserves (the fund) is a fund of Fidelity Phillips Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity money market funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued

2. OPERATING POLICIES -
CONTINUED

REPURCHASE AGREEMENTS - CONTINUED

interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

REVERSE REPURCHASE AGREEMENTS. At all times that a reverse repurchase agreement is outstanding, the fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. The average daily balance during the period for which the reverse repurchase agreements were outstanding amounted to $47,800,000. The weighted average interest rate was 2.125%.

WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities is fixed at the time the transaction is negotiated. The values of the securities purchased on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $810,000,000 or 2.1% of net assets.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund and an income-based fee. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from
 .0920% to .3700% for the period. The annual individual fund fee rate is .03%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The income-based fee is added only when the fund's gross yield exceeds 5%. At that time the income-based fee would equal 6% of that portion of the fund's gross income that represents a gross

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

MANAGEMENT FEE - CONTINUED

yield of more than 5% per year. The maximum income-based component is
 .24% of average net assets. For the period, the total management fee was equivalent to an annual rate of .18%. The income-based portion of this fee was equal to $5,895,000, or an annual rate of .02% of the fund's average net assets.

SUB-ADVISER FEE. As the fund's investment sub-adviser, Fidelity Investments Money Management, Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .24% of average net assets.

ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

MONEY MARKET INSURANCE. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company, effective January 1, 1999. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. During the period, the fund paid premiums of $1,321,000 to FIDFUNDS, which are being amortized over one year.

4. INTERFUND LENDING PROGRAM.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which the loan was outstanding amounted to $16,705,000. The weighted average interest rate was 5.36%. Interest earned from the interfund lending program amounted to $7,000 and is included in interest income on the Statement of Operations.

5. EXPENSE REDUCTIONS.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $27,000 and $459,000, respectively, under these arrangements.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Phillips Street Trust and the Shareholders of Fidelity Cash Reserves:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Cash Reserves (a fund of Fidelity Phillips Street Trust) at November 30, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Cash Reserves' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
January 6, 2000

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)FIDELITY AUTOMATED
SERVICE TELEPHONE (FASTSM)
1-800-544-5555

PRESS

1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.

BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

INVESTMENT ADVISER
Fidelity Management & Research
 Company
Boston, MA

INVESTMENT SUB-ADVISER
Fidelity Investments
Money Management, Inc. (FIMM),
Merrimack, NH

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Boyce I. Greer, Vice President
Fred L. Henning, Jr., Vice President
John J. Todd, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Stanley N. Griffith, Assistant Vice President
John H. Costello, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
William O. McCoy *
Marvin L. Mann *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson
Ned C. Lautenbach

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

* INDEPENDENT TRUSTEES

CAS-ANN-0100  88123
1.539092.102

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
The Bank of New York
New York, NY

FIDELITY'S TAXABLE
MONEY MARKET FUNDS
Fidelity Cash Reserves
Fidelity Daily Income Trust
Fidelity U.S. Government Reserves
Spartan(registered trademark) Money Market Fund
Spartan U.S. Government
 Money Market Fund
Spartan U.S. Treasury
 Money Market Fund

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions
 and Account Assistance 1-800-544-6666
Product Information 1-800-544-6666
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
 Telephone (FASTSM)  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com



FIDELITY(REGISTERED TRADEMARK)
U.S. GOVERNMENT RESERVES

ANNUAL REPORT
NOVEMBER 30, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE    3   Ned Johnson on investing
                           strategies.

PERFORMANCE            4   How the fund has done over
                           time.

FUND TALK              6   The manager's review of fund
                           performance, strategy and
                           outlook.

INVESTMENT CHANGES     8   A summary of major shifts in
                           the fund's investments over
                           the past six months and one
                           year.

INVESTMENTS            9   A complete list of the fund's
                           investments.

FINANCIAL STATEMENTS   12  Statements of assets and
                           liabilities, operations, and
                           changes in net assets,  as
                           well as financial highlights.

NOTES                  16  Notes to the financial
                           statements.

REPORT OF INDEPENDENT  20  The auditors' opinion.
ACCOUNTANTS



Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT
AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-6666
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.

PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

U.S. equity indexes once again dominated the financial headlines, led by the NASDAQ's 15 record highs in 21 November sessions. Meanwhile, the Standard & Poor's 500SM posted two record closings and the Dow Jones Industrial Average crept above the 11,000 mark for the first time since mid-September. However, another Federal Reserve Board interest rate hike and continued inflation concerns drove down the price of the benchmark 30-year Treasury.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past 10 year total return would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED NOVEMBER 30, 1999    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY US GOVERNMENT RESERVES    4.86%        29.00%        62.07%

Government Money Market Funds      4.39%        26.83%        58.36%
Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the government money market funds average, which reflects the performance of taxable money market funds with similar objectives tracked by IBC Financial Data, Inc. The past one year average represents a peer group of 215 money market funds.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED NOVEMBER 30, 1999    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY US GOVERNMENT RESERVES    4.86%        5.22%         4.95%

Government Money Market Funds      4.39%        4.86%         4.70%
Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

YIELDS

                               11/30/99  8/31/99  6/1/99  3/2/99  12/1/98

Fidelity U.S. Government       5.23%     4.85%    4.58%   4.64%   4.85%
Reserves

Government Money Market Funds  4.80%     4.45%    4.15%   4.19%   4.33%
Average

                               12/1/99   9/1/99   6/2/99  3/3/99  12/2/98

MMDA                           2.07%     2.06%    2.06%   2.16%   2.32%


Fidelity U.S.
Government Reserves

Government Money
Market Funds
Average

MMDA

6% -
5% -
4% -
3% -
2% -
1% -
0%

Row: 1, Col: 1, Value: 5.23
Row: 1, Col: 2, Value: 4.8
Row: 1, Col: 3, Value: 2.07
Row: 2, Col: 1, Value: 4.85
Row: 2, Col: 2, Value: 4.45
Row: 2, Col: 3, Value: 2.06
Row: 3, Col: 1, Value: 4.58
Row: 3, Col: 2, Value: 4.15
Row: 3, Col: 3, Value: 2.06
Row: 4, Col: 1, Value: 4.64
Row: 4, Col: 2, Value: 4.19
Row: 4, Col: 3, Value: 2.16
Row: 5, Col: 1, Value: 4.85
Row: 5, Col: 2, Value: 4.33
Row: 5, Col: 3, Value: 2.32

YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the government money market funds average and the bank money market deposit account (MMDA) average. Figures for the government money market funds average are from IBC Financial Data, Inc. The MMDA average is supplied by BANK RATE MONITOR(trademark).

(checkmark)COMPARING
PERFORMANCE

There are some important
differences between a bank
money market deposit account
(MMDA) and a money market
fund. First, the U.S.
government neither insures
nor guarantees a money
market fund. In fact, there is
no assurance that a money
market fund will maintain a
$1 share price. Second, a
money market fund returns
to its shareholders income
earned by the fund's
investments after expenses.
This is in contrast to banks,
which set their MMDA rates
periodically based on current
interest rates, competitors'
rates, and internal criteria.

A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Robert Litterst)

An interview with Robert Litterst, Portfolio Manager of Fidelity U.S. Government Reserves

Q. BOB, WHAT WAS THE INVESTMENT ENVIRONMENT LIKE DURING THE 12 MONTHS THAT ENDED NOVEMBER 30, 1999?

A. As we progressed through the fund's fiscal year, the U.S. economy remained strong and economies abroad revived. This backdrop eventually led the Federal Reserve Board to take back all three of the short-term interest-rate cuts it had implemented in late 1998 to maintain global financial stability. Growth in real GDP - gross domestic product adjusted for inflation - continued above the rate that is considered inflationary, driven primarily by consumer spending and business investment. However, broad inflation measures remained relatively tame. An exception arose in May, when data from April showed an unexpected leap in the consumer price index (CPI), its largest one-month gain in nine years. That report sparked concerns in the market, and in May the Fed switched from a neutral stance concerning interest rates to a bias toward raising rates. The market's fears were confirmed in June, when the Fed raised the rate banks charge each other for overnight loans - known as the fed funds target rate - from 4.75% to 5.00%. The Fed raised the fed funds rate again, to 5.25% in August, and to 5.50% in November, taking back the last of 1998's interest-rate cuts.

Q. WHAT WAS YOUR STRATEGY WITH THE FUND?

A. In the last two months of 1998, dampened demand and added supply caused Fannie Mae and Freddie Mac agency securities to trade at very attractive yields. I increased the fund's holdings in that area, a move that helped the fund's performance in early 1999. Through the first four months of 1999, I focused on the one- to six-month maturity range, but adopted a cautious approach in the spring. At that time, it became evident that the Fed was very concerned about the strength of the domestic economy and the bottoming out of certain inflation measures, which, taken together, increased the risk of higher short-term rates. From June on, I kept the fund's average maturity longer than its peers, ranging from about 60 days up to a high in the low 80-day range. Admittedly, it's unusual to carry a consistently longer maturity in a rising interest-rate environment, when one would normally maintain a shorter maturity to enable the fund to invest in higher yields quickly. However, shorter-term securities traded at a premium and, periodically, I purchased securities with six- to 12-month maturities when the market priced in very aggressive Fed rate-hike expectations. In the third and fourth quarters, I significantly increased the fund's allocation to variable- and floating-rate securities, whose interest rates reset based on indexes such as the prime rate or the three-month LIBOR (London Interbank Offered Rate). There were two reasons for emphasizing these securities. First, dealers were offering them at attractive prices. More importantly, they enabled the fund to capture terrific values available in certain sectors of the money market more fully than if I solely utilized fixed-rate government securities. Further, with year 2000 approaching, I started to focus on strategies to earn the highest possible yield over year-end, while ensuring that the fund maintained ample liquidity to deal with a variety of potential outcomes.

Q. HOW DID THE FUND PERFORM?

A. The fund's seven-day yield on November 30, 1999, was 5.23%, compared to 4.85% 12 months ago. For the 12 months that ended November 30, 1999, the fund had a total return of 4.86%, compared to 4.39% for the government money market funds average, according to IBC Financial Data, Inc.

Q. WHAT IS YOUR OUTLOOK?

A. There are clear signs that the downward trend in inflation we've experienced for some time is reversing. The dollar has weakened relative to the yen, and we've seen an up-tick in commodity prices. If factors such as these no longer help subdue inflation amid an economy that continues to grow at a robust pace, then there is a greater risk of pricing pressures, which could elicit further action by the Fed. Looking ahead to next year, the fund will seek to take advantage of increased issuance and additional liquidity of U.S. government agency securities. At the same time, the supply of short-term Treasuries will likely decline. The reduction in short-term Treasuries has caused more investors to shift to agencies, but, fortunately, agency issuance to date has kept pace with demand. In addition, I expect to continue buying longer-term securities when the risk/return trade-off is favorable.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: seeks as high a level of
current income as is
consistent with the security of
principal and liquidity

FUND NUMBER: 050

TRADING SYMBOL: FGRXX

START DATE: November 3, 1981

SIZE: as of November 30,
1999, more than $1.5
billion

MANAGER: Robert Litterst,
since 1997; manager,
several Fidelity and Spartan
taxable money market funds;
joined Fidelity in 1991

INVESTMENT CHANGES



MATURITY DIVERSIFICATION

DAYS                           % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS 5/31/99  % OF FUND'S INVESTMENTS
                               11/30/99                                                  11/30/98

  0 - 30                        50.3                     62.1                             43.8

 31 - 90                        23.5                     14.3                             26.7

 91 - 180                       14.2                     12.3                             22.2

181 - 397                       12.0                     11.3                             7.3

WEIGHTED AVERAGE MATURITY

                               11/30/99                 5/31/99                          11/30/98

FIDELITY U.S. GOVERNMENT       60 DAYS                  65 Days                          65 Days
RESERVES

Government Money Market Funds  54 DAYS                  57 Days                          56 Days
Average **



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF NOVEMBER 30, 1999                                       AS OF MAY 31, 1999

Federal Agency  Issues          70.6%                         Federal Agency  Issues        70.1%

Repurchase  Agreements          28.8%                         Repurchase  Agreements        31.7%

Net Other  Assets                0.6%                         Net Other  Assets            (1.8)%*

Row: 1, Col: 1, Value: 70.59999999999999                      Row: 1, Col: 1, Value: 70.09999999999999
Row: 1, Col: 2, Value: 0.0                                    Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0                                    Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 28.8                                   Row: 1, Col: 4, Value: 31.7
Row: 1, Col: 5, Value: 0.0                                    Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0                                    Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                                    Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 0.6000000000000001                     Row: 1, Col: 8, Value: 0.0


*  NET OTHER ASSETS IS NOT INCLUDED IN THE PIE CHART.

**SOURCE: IBCS MONEY FUND REPORT(registered trademark)

PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

INVESTMENTS NOVEMBER 30, 1999

Showing Percentage of Net Assets



FEDERAL AGENCIES - 70.6%

DUE DATE                        ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)
                                PURCHASE

FANNIE MAE - 22.8%

Agency Coupons - 19.8%

 12/1/99                         5.62% (a)                   $ 24,000                             $ 23,992

 12/2/99                         5.23 (a)                     15,000                               14,993

 12/6/99                         5.98 (a)                     31,000                               30,987

 12/10/99                        5.22 (a)                     30,000                               29,992

 12/27/99                        5.40 (a)                     31,000                               30,993

 1/14/00                         5.97 (a)                     58,000                               57,977

 2/4/00                          4.85                         12,000                               11,998

 2/14/00                         5.84 (a)                     35,000                               34,972

 2/22/00                         4.93                         12,000                               12,000

 5/5/00                          5.04                         13,000                               12,993

 6/7/00                          5.25                         23,000                               22,988

 6/9/00                          5.38                         11,000                               10,992

 9/25/00                         5.82                         12,000                               11,923

                                                                                                   306,800

Discount Notes - 3.0%

 3/16/00                         5.68                         24,000                               23,610

 5/3/00                          5.68                         8,000                                7,811

 7/28/00                         5.73                         15,000                               14,458

                                                                                                   45,879

FEDERAL HOME LOAN BANK - 33.7%

Agency Coupons - 28.2%

 12/1/99                         5.30 (a)                     66,000                               66,001

 12/1/99                         5.63 (a)                     36,000                               35,979

 12/1/99                         5.79 (a)                     15,000                               14,991

 12/6/99                         5.27 (a)                     30,000                               29,980

 12/13/99                        5.84 (a)                     12,000                               11,996

 1/4/00                          5.92 (a)                     58,000                               57,966

 1/11/00                         5.98 (a)                     25,000                               24,998

 1/17/00                         5.99 (a)                     30,000                               29,979

 2/11/00                         4.92                         12,000                               11,998

 2/16/00                         4.90                         12,000                               12,000

 3/1/00                          5.00                         24,000                               23,999

 3/3/00                          5.06                         12,000                               11,997

 3/8/00                          5.17                         15,000                               14,996

 4/5/00                          5.03                         10,000                               9,996

 5/19/00                         5.13                         25,000                               24,992

FEDERAL AGENCIES - CONTINUED

DUE DATE                        ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)
                                PURCHASE

FEDERAL HOME LOAN BANK -
CONTINUED

Agency Coupons - continued

 6/14/00                         5.47%                       $ 7,000                              $ 6,995

 8/17/00                         5.86                         13,000                               12,962

 11/3/00                         6.00                         16,000                               15,993

 11/3/00                         6.02                         6,000                                5,996

 12/1/00                         6.03                         11,000                               10,982

                                                                                                   434,796

Discount Notes - 5.5%

 2/23/00                         5.66                         35,000                               34,550

 3/2/00                          5.71                         18,000                               17,743

 3/8/00                          5.68                         10,000                               9,850

 3/29/00                         5.70                         24,000                               23,560

                                                                                                   85,703

FREDDIE MAC - 11.6%

Discount Notes - 11.6%

 2/4/00                          5.71                         39,005                               38,611

 2/8/00                          5.60                         34,000                               33,640

 3/3/00                          5.72                         36,000                               35,483

 6/2/00                          5.40                         15,000                               14,607

 6/2/00                          5.46                         14,000                               13,629

 6/13/00                         5.51                         12,000                               11,661

 6/15/00                         5.45                         12,000                               11,661

 6/23/00                         5.50                         11,000                               10,672

 7/5/00                          5.61                         9,000                                8,711

                                                                                                   178,675

STUDENT LOAN MARKETING
ASSOCIATION - 2.5%

Agency Coupons - 2.5%

 12/2/99                         5.96 (a)                     5,000                                4,999

 12/7/99                         6.01 (a)                     7,000                                6,998

 12/7/99                         6.06 (a)                     16,000                               15,995

 12/7/99                         5.49 (a)                     10,000                               9,999

                                                                                                   37,991

TOTAL FEDERAL AGENCIES                                                                             1,089,844



REPURCHASE AGREEMENTS - 28.8%

                                MATURITY AMOUNT (000S)               VALUE (NOTE 1) (000S)

In a joint trading account
(U.S. Government
Obligations) dated:

11/17/99 due 12/1/99 At 5.53%   $ 55,118                             $ 55,000

11/19/99 due:

12/1/99 At 5.53%                 55,101                               55,000

12/2/99 At 5.53%                 55,110                               55,000

11/30/99 due 12/1/99 At 5.73%    278,784                              278,740

TOTAL REPURCHASE AGREEMENTS                                           443,740

TOTAL INVESTMENT PORTFOLIO -                                          1,533,584
99.4%

NET OTHER ASSETS - 0.6%                                               8,595

NET ASSETS - 100%                                                   $ 1,542,179

Total Cost for Income Tax Purposes                                  $ 1,533,584

LEGEND

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.

INCOME TAX INFORMATION

A total of 24.41% of the dividends distributed during the fiscal year was derived from interest on U.S Government securities which is generally exempt from state income tax (unaudited). The fund will notify shareholders in January 2000 of the applicable percentage for use in preparing 1999 income tax returns.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)                 NOVEMBER 30, 1999

ASSETS

Investment in securities, at            $ 1,533,584
value (including  repurchase
agreements of $443,740) -
See accompanying schedule

Receivable for fund shares               16,169
sold

Interest receivable                      7,156

Prepaid expenses                         1

 TOTAL ASSETS                            1,556,910

LIABILITIES

Payable for investments       $ 10,982
purchased

Payable for fund shares        3,049
redeemed

Distributions payable          135

Accrued management fee         244

Other payables and accrued     321
expenses

 TOTAL LIABILITIES                       14,731

NET ASSETS                              $ 1,542,179

Net Assets consist of:

Paid in capital                         $ 1,542,179

NET ASSETS, for 1,542,542               $ 1,542,179
shares outstanding

NET ASSET VALUE, offering                $1.00
price and redemption price
per share ($1,542,179
(divided by) 1,542,542
shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS     YEAR
                         ENDED NOVEMBER 30, 1999

INTEREST INCOME                         $ 77,632

EXPENSES

Management fee                 $ 2,560

Transfer agent fees             3,087

Accounting fees and expenses    154

Non-interested trustees'        5
compensation

Custodian fees and expenses     20

Registration fees               248

Audit                           30

Legal                           5

Miscellaneous                   12

 Total expenses before          6,121
reductions

 Expense reductions             (92)     6,029

NET INTEREST INCOME                      71,603

NET REALIZED GAIN (LOSS) ON              13
INVESTMENTS

NET INCREASE IN NET ASSETS              $ 71,616
RESULTING FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             YEAR ENDED NOVEMBER 30, 1999  YEAR ENDED NOVEMBER 30, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 71,603                      $ 67,494

 Net realized gain (loss)         13                            61

 NET INCREASE (DECREASE) IN       71,616                        67,555
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (71,603)                      (67,494)
from net interest income

Share transactions at net         1,804,876                     1,749,474
asset value of $1.00 per
share Proceeds from sales of
shares

 Reinvestment of                  68,873                        64,621
distributions from net
interest income

 Cost of shares redeemed          (1,758,851)                   (1,677,134)

 NET INCREASE (DECREASE) IN       114,898                       136,961
NET ASSETS AND SHARES
RESULTING FROM SHARE
TRANSACTIONS

  TOTAL INCREASE (DECREASE)       114,911                       137,022
IN NET ASSETS

NET ASSETS

 Beginning of period              1,427,268                     1,290,246

 End of period                   $ 1,542,179                   $ 1,427,268


FINANCIAL HIGHLIGHTS

YEARS ENDED NOVEMBER 30,         1999     1998     1997     1996     1995

SELECTED PER-SHARE DATA

Net asset value, beginning       $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000
of period

Income from Investment            .048     .052     .051     .050     .055
Operations Net interest
income

Less Distributions

From net interest income          (.048)   (.052)   (.051)   (.050)   (.055)

Net asset value, end of period   $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000

TOTAL RETURN A                    4.86%    5.29%    5.26%    5.12%    5.60%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,542  $ 1,427  $ 1,290  $ 1,243  $ 1,188
(in millions)

Ratio of expenses to average      .41%     .45%     .48%     .51%     .55%
net assets

Ratio of expenses to average      .40% B   .44% B   .48%     .50% B   .55%
net assets after expense
reductions

Ratio of net interest income      4.77%    5.16%    5.13%    5.02%    5.43%
to average net assets


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1999


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity U.S. Goverment Reserves (the fund) is a fund of Fidelity Phillips Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

2. OPERATING POLICIES - CONTINUED

WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities is fixed at the time the transaction is negotiated. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

3. JOINT TRADING ACCOUNT.

At the end of the period, the fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The investments in repurchase agreements through the joint trading account are summarized as follows:

SUMMARY OF JOINT TRADING

DATED NOVEMBER 17, 1999, DUE DECEMBER 1, 1999                        AT 5.53%
Number of dealers or banks                                           1
Maximum amount with one dealer or bank                               100.0%
Aggregate principal amount of agreements                             $250,000,000
Aggregate maturity amount of agreements                              $250,537,639
Aggregate market value of transferred assets                         $256,020,604
Coupon rates of transferred assets                                   4.50% to 12.00%
Maturity dates of transferred assets                                 9/20/01 to 12/1/29
DATED NOVEMBER 19, 1999, DUE DECEMBER 1, 1999                        AT 5.53%
Number of dealers or banks                                           1
Maximum amount with one dealer or bank                               100.0%
Aggregate principal amount of agreements                             $250,000,000
Aggregate maturity amount of agreements                              $250,460,833
Aggregate market value of transferred assets                         $256,021,234
Coupon rates of transferred assets                                   6.00% to 13.50%
Maturity dates of transferred assets                                 6/20/00 to 11/20/29


3. JOINT TRADING ACCOUNT - CONTINUED
SUMMARY OF JOINT TRADING - CONTINUED

DATED NOVEMBER 19, 1999, DUE DECEMBER 2, 1999                        AT 5.53%
Number of dealers or banks                                           1
Maximum amount with one dealer or bank                               100.0%
Aggregate principal amount of agreements                             $250,000,000
Aggregate maturity amount of agreements                              $250,499,236
Aggregate market value of transferred assets                         $258,549,457
Coupon rates of transferred assets                                   5.50% to 11.00%
Maturity dates of transferred assets                                 11/15/00 to 10/15/29
DATED NOVEMBER 30, 1999, DUE DECEMBER 1, 1999                        AT 5.73%
Number of dealers or banks                                           4
Maximum amount with one dealer or bank                               46.4%
Aggregate principal amount of agreements                             $2,052,112,000
Aggregate maturity amount of agreements                              $2,052,438,419
Aggregate market value of transferred assets                         $2,096,659,514
Coupon rates of transferred assets                                   0.00% to 14.05%
Maturity dates of transferred assets                                 12/2/99 to 10/1/37


4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund and an income-based fee. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from
 .0920% to .3700% for the period. The annual individual fund fee rate is .03%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The income-based fee is added only when the fund's gross yield exceeds 5%. At that time the income-based fee would equal 6% of that portion of the fund's gross income that represents a gross yield of more than 5% per year. The maximum income-based component is .24% of average net assets. For the period, the total management fee was equivalent to an annual rate of .17%. The income-based portion of this fee was equal to $158,000, or an annual rate of .01% of the fund's average net assets.

SUB-ADVISER FEE. As the fund's investment sub-adviser, Fidelity
Investments Money Management, Inc., a wholly

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SUB-ADVISER FEE - CONTINUED

owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .21% of average net assets.

ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

MONEY MARKET INSURANCE. Pursuant to an Exemptive Order issued by the the SEC, the fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company, effective January 1, 1999. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. During the period, the fund paid premiums of $9,000 to FIDFUNDS, which are being amortized over one year.

5. EXPENSE REDUCTIONS.

Through an arrangement with the fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's transfer agent fees were reduced by $92,000 under this arrangement.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Phillips Street Trust and the Shareholders of Fidelity U.S. Government Reserves:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity U.S. Government Reserves (a fund of Fidelity Phillips Street Trust) at November 30, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity U.S. Government Reserves' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
January 6, 2000

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)FIDELITY AUTOMATED
SERVICE TELEPHONE (FASTSM)
1-800-544-5555

PRESS

1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.

BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.

ARIZONA

7373 N. Scottsdale Road
Scottsdale, AZ

CALIFORNIA

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

455 Market Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

COLORADO

1625 Broadway
Denver, CO

CONNECTICUT

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

DELAWARE

222 Delaware Avenue
Wilmington, DE

FLORIDA

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

GEORGIA

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

ILLINOIS

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

INDIANA

4729 East 82nd Street
Indianapolis, IN

MAINE

3 Canal Plaza
Portland, ME

MARYLAND

7401 Wisconsin Avenue
Bethesda, MD

1 West Pennsylvania Ave.
Towson, MD

MASSACHUSETTS

470 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

MICHIGAN

280 North Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

MINNESOTA

7600 France Avenue South
Edina, MN

MISSOURI

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

200 North Broadway
St. Louis, MO

NEW JERSEY

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

NEW YORK

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

NORTH CAROLINA

4611 Sharon Road
Charlotte, NC

OHIO

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

OREGON

16850 SW 72 Avenue
Tigard, OR

PENNSYLVANIA

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

TENNESSEE

6150 Poplar Road
Memphis, TN

TEXAS

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

UTAH

215 South State Street
Salt Lake City, UT

VIRGINIA

8180 Greensboro Drive
McLean, VA

WASHINGTON

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

WASHINGTON, DC

1900 K Street, N.W.
Washington, DC

WISCONSIN

595 North Barker Road
Brookfield, WI


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISER
Fidelity Investments
Money Management, Inc. (FIMM)
Merrimack, NH

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Boyce I. Greer, Vice President
Fred L. Henning, Jr., Vice President
Robert A. Litterst, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Stanley N. Griffith, Assistant Vice President
John H. Costello, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
William O. McCoy *
Marvin L. Mann *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson
Ned C. Lautenbach

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

* INDEPENDENT TRUSTEES

FUS-ANN-0100  88397
1.539126.102

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
Bank of New York
New York, NY

FIDELITY'S TAXABLE
MONEY MARKET FUNDS
Fidelity Cash Reserves
Fidelity Daily Income Trust
Fidelity U.S. Government Reserves
Spartan(registered trademark) Money Market Fund
Spartan U.S. Government
Money Market Fund
Spartan U.S. Treasury
Money Market Fund

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions
 and Account Assistance 1-800-544-6666
Product Information 1-800-544-6666
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
 Telephone (FASTSM)  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com